Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable Net Current [Abstract]
Balance at beginning of the period	$ 3,289	$ 495
Additions	67	2,785
Exchange difference	10	9
Balance at end of the period	$ 3,366	$ 3,289